Segment Information - Geographic Information for Revenue from External Customers and Non-current Operating Assets (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	¥ 49,086,078	¥ 28,629,731	¥ 18,135,190
Non-current operating assets	10,405,253	6,224,589
Japan [member]
Disclosure of geographical areas [line items]
Revenue	47,856,599	27,965,925	17,809,067
Non-current operating assets	10,340,674	5,524,969
Other regions [member]
Disclosure of geographical areas [line items]
Revenue	1,229,479	663,806	¥ 326,123
United States [member]
Disclosure of geographical areas [line items]
Non-current operating assets	¥ 64,579	¥ 699,620